Note 22 - Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Revenues	$ 325,791	$ 275,171	$ 237,439
Service [Member]
Revenues	284,654	241,543	204,376
Professional Services and Other [Member]
Revenues	33,555	27,774	24,918
License [Member]
Revenues	$ 7,582	$ 5,854	$ 8,145